Financial Instruments - Summary of Age of Trade and Other Receivables and Term Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	$ 58,315	$ 37,284
Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	262,229	135,501
Trade and other receivables and term deposits, Impairment	1,579	2,544
Not past due [Member] | Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	245,249	124,596
Past due 0-30 days [Member] | Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	5,161	4,287
Past due 30-120 days [Member] | Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	5,968	2,919
More than 120 days [Member] | Trade and other receivables and term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	5,851	3,699
Trade and other receivables and term deposits, Impairment	$ 1,579	$ 2,544